Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	Other property, plant and equipment is depreciated on a straight-line basis over its expected useful life. The typical useful lives of the group’s other property, plant and equipment on initial recognition are as follows:

Land improvements	15 to 25 years
Buildings	20 to 50 years
Refineries	20 to 30 years
Pipelines	10 to 50 years
Service stations	15 years
Office equipment	3 to 10 years
Fixtures and fittings	5 to 15 years

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2025	4,060	1,167	184,304	48,731	2,315	2,687	12,417	255,681
Exchange adjustments	299	47	—	1,403	78	19	1,011	2,857
Additions	23	131	9,896	2,667	89	125	784	13,715
Acquisitions	—	18	—	68	—	—	3	89
Transfers from intangible assets	—	—	3,593	—	—	—	—	3,593
Reclassified as assets held for sale	(72)	(69)	(923)	(1,755)	(137)	(3)	(314)	(3,273)
Deletions and disposals	(299)	(4)	(2,074)	(1,047)	(176)	(38)	(693)	(4,331)
At 31 December 2025	4,011	1,290	194,796	50,067	2,169	2,790	13,208	268,331
Depreciation - owned PP&E
At 1 January 2025	876	520	128,091	26,929	1,716	1,933	6,561	166,626
Exchange adjustments	60	17	—	961	50	8	629	1,725
Charge for the year	47	60	11,458	1,741	138	102	771	14,317
Impairment losses	11	5	568	1,224	—	11	42	1,861
Impairment reversals	(10)	—	(9)	(3)	—	(4)	(2)	(28)
Transfers from intangible assets	—	—	2,285	—	—	—	—	2,285
Reclassified as assets held for sale	(9)	(41)	(423)	(967)	(102)	(2)	(187)	(1,731)
Deletions and disposals	(28)	(4)	(1,843)	(795)	(167)	(36)	(472)	(3,345)
At 31 December 2025	947	557	140,127	29,090	1,635	2,012	7,342	181,710
Owned PP&E - net book amount at 31 December 2025	3,064	733	54,669	20,977	534	778	5,866	86,621
Right-of-use assets - net book amount at 31 December 2025[b]	—	1,894	748	1,863	—	2,311	5,196	12,012
Total PP&E - net book amount at 31 December 2025	3,064	2,627	55,417	22,840	534	3,089	11,062	98,633
Cost - owned PP&E
At 1 January 2024	3,924	992	185,346	47,384	2,290	2,958	12,224	255,118
Exchange adjustments	(213)	(35)	—	(864)	(43)	(23)	(637)	(1,815)
Additions	352	222	7,899	3,039	138	144	1,042	12,836
Acquisitions	60	148	—	1,235	57	80	70	1,650
Transfers from intangible assets	—	—	391	—	—	—	—	391
Reclassified as assets held for sale	(25)	(41)	(3,210)	(747)	(1)	—	—	(4,024)
Deletions and disposals	(38)	(119)	(6,122)	(1,316)	(126)	(472)	(282)	(8,475)
At 31 December 2024	4,060	1,167	184,304	48,731	2,315	2,687	12,417	255,681
Depreciation - owned PP&E
At 1 January 2024	838	553	123,442	25,671	1,684	2,292	6,363	160,843
Exchange adjustments	(52)	(9)	—	(536)	(24)	(9)	(388)	(1,018)
Charge for the year	58	43	10,626	1,553	157	91	731	13,259
Impairment losses	70	—	2,418	1,260	1	9	82	3,840
Impairment reversals	—	—	(420)	(4)	—	(3)	—	(427)
Reclassified as assets held for sale	(6)	(4)	(2,168)	(367)	(1)	—	—	(2,546)
Deletions and disposals	(32)	(63)	(5,807)	(648)	(101)	(447)	(227)	(7,325)
At 31 December 2024	876	520	128,091	26,929	1,716	1,933	6,561	166,626
Owned PP&E - net book amount at 31 December 2024	3,184	647	56,213	21,802	599	754	5,856	89,055
Right-of-use assets - net book amount at 31 December 2024[b]	—	1,613	41	1,431	10	2,589	5,499	11,183
Total PP&E - net book amount at 31 December 2024	3,184	2,260	56,254	23,233	609	3,343	11,355	100,238

Assets under construction included above
At 31 December 2025								11,653
At 31 December 2024								10,722
Depreciation charge for the year on right-of-use assets
2025		342	55	728	3	1,026	874	3,028
2024		215	30	640	3	1,109	882	2,878
aFor information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
b$1,072 million (2024 $867 million) of drilling rig right-of-use assets and $2,119 million (2024 $2,455 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.